Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Entity Information
Entity Registrant Name	Navios Maritime Holdings Inc.
Trading Symbol	NM
Entity Central Index Key	0001333172
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock Shares Outstanding	15,881,147
Entity Address, Country	MH
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(b) Security	Common Stock and American Depositary Shares
ICFR Auditor Attestation Flag	true